                                                                      File Nos. 2-68671

                                                                                                                                                                          811-3081

                                                       SECURITIES AND EXCHANGE COMMISSION

                                                                          Washington, D.C. 20549

                                                                                  FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                      [X]

            Pre‑Effective Amendment No.                                                                                                [_]

            Post‑Effective Amendment No. 51                                                                                          [X]

                                                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               [X]

            Amendment No. 51                                                                                                                 [X]

(Check appropriate box or boxes.)

DREYFUS APPRECIATION FUND, INC.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

Janette E. Farragher, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            X         immediately upon filing pursuant to paragraph (b)

            ----

                        on (date) pursuant to paragraph (b)

            ----

                        60 days after filing pursuant to paragraph (a)(i)

            ----

                        on (date) pursuant to paragraph (a)(i)

            ----

                        75 days after filing pursuant to paragraph (a)(ii)

            ----

                        on (date) pursuant to paragraph (a)(ii) of Rule 485

            ----

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            ----

SIGNATURES

__________

                Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 8th day of May, 2013.

DREYFUS APPRECIATION FUND, INC.

BY:               /s/ Bradley J. Skapyak*

                                       BRADLEY J. SKAPYAK, PRESIDENT

                Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	05/08/13
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial	05/08/13
James Windels	and Accounting Officer)
/s/ Joseph S. DiMartino*	Chairman of the Board	05/08/13
Joseph S. DiMartino
/s/ Clifford L. Alexander*	Board Member	05/08/13
Clifford L. Alexander
/s/ Francine J. Bovich*	Board Member	05/08/13
Francine J. Bovich
/s/ Peggy C. Davis*	Board Member	05/08/13
Peggy C. Davis
/s/ Diane Dunst*	Board Member	05/08/13
Diane Dunst
/s/ Robin A. Melvin*	Board Member	05/08/13
Robin A. Melvin
/s/ Nathan Leventhal*	Board Member	05/08/13
Nathan Leventhal

*BY:	/s/ Janette E. Farragher
Janette E. Farragher Attorney-in-Fact

DREYFUS APPRECIATION FUND, INC.

                                                                           INDEX OF EXHIBITS

EX-101.SCH – Taxonomy
EX-101.INS – Instance Document
EX-101.CAL – Calculation Linkbase
EX-101.PRE – Presentation Linkbase
EX-101.DEF – Definition Linkbase
EX-101.LAB – Label Linkbase